BUSINESS COMBINATIONS - Equity Interest acquired (Details) ¥ in Thousands							12 Months Ended
	Dec. 18, 2020 CNY (¥)	Nov. 17, 2020 CNY (¥)	Jun. 05, 2020 CNY (¥) item	Oct. 18, 2019 CNY (¥)	Jun. 01, 2018 CNY (¥)	May 02, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
The identifiable assets acquired and liabilities assumed in the business combination
Gain from purchase price adjustment							¥ (55,154)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill							2,596,393		¥ 1,905,840	¥ 1,751,970
Remaining consideration payable							888,693		362,032
Guangzhou 3
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration						¥ 247,937
Purchase price						262,244		¥ 207,310
Contingent consideration						245,244			118,336
Gain from purchase price adjustment							55,154
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash						(62)
Accounts receivable						(13,995)
Property and equipment						(780,312)
Identifiable intangible assets						(130,000)
Other assets						(43,039)
Accounts payable						471,532
Finance lease and other financing obligations, non-current						282,051
Short-term borrowings						47,580
Long-term borrowings						30,000
Deferred tax liabilities						26,503
Other liabilities						2,849
Total identifiable net assets						(106,893)
Goodwill						¥ 141,044
Guangzhou 3 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration							36,412		95,274
Guangzhou 3 | Other long-term liabilities
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration									¥ 23,062
Shanghai 11
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration					¥ 319,119
Purchase price					320,000
Contingent consideration					70,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash					(404)
Property and equipment					(233,405)
Identifiable intangible assets					(57,000)
Other assets					(94,647)
Accounts payable					91,136
Deferred tax liabilities					9,995
Other liabilities					5,377
Total identifiable net assets					(278,948)
Goodwill					¥ 40,171
Target Group Guangzhou 6
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration				¥ 423,075
Purchase price				431,727
Contingent consideration				243,736
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash				(12,091)
Property and equipment				(493,026)
Operating lease ROU assets				(9,168)
Identifiable intangible assets				(15,000)
Other assets				(44,549)
Accounts payable				118,486
Finance lease and other financing obligations, current				16,828
Operating lease liabilities, current				886
Finance lease and other financing obligations, non-current				157,366
Operating lease liabilities, non- current				8,282
Deferred tax liabilities				1,040
Other liabilities				1,741
Total identifiable net assets				(269,205)
Goodwill				¥ 153,870
Target Group Guangzhou 6 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration							225,920
Beijing 10, 11 and 12
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration			¥ 788,554
Purchase price			788,554
Contingent consideration			¥ 133,032
Number of data center projects | item			3
Effective settlement of pre-existing relationships upon consolidation			¥ 34,477
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash			(2,349)
Accounts receivable			(83,134)
Property and equipment			(2,007,608)
Operating lease ROU assets			(94,821)
Identifiable intangible assets			(191,000)
Other assets			(142,629)
Accounts payable			756,907
Finance lease and other financing obligations, current			174,959
Operating lease liabilities, current			6,982
Finance lease and other financing obligations, non-current			1,062,114
Operating lease liabilities, non- current			92,360
Deferred tax liabilities			13,833
Other liabilities			39,378
Total identifiable net assets			(375,008)
Goodwill			448,023
Beijing 10, 11 and 12 | As previously reported
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration			847,586
Contingent consideration			130,720
Effective settlement of pre-existing relationships upon consolidation			34,477
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash			(2,349)
Accounts receivable			(81,027)
Property and equipment			(1,971,432)
Operating lease ROU assets			(94,821)
Identifiable intangible assets			(191,000)
Other assets			(149,956)
Accounts payable			727,043
Finance lease and other financing obligations, current			171,979
Operating lease liabilities, current			6,092
Finance lease and other financing obligations, non-current			1,062,114
Operating lease liabilities, non- current			92,360
Deferred tax liabilities			13,833
Other liabilities			38,586
Total identifiable net assets			(378,578)
Goodwill			503,485
Beijing 10, 11 and 12 | Adjustments
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration			(59,032)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable			(2,107)
Property and equipment			(36,176)
Other assets			7,327
Accounts payable			29,864
Finance lease and other financing obligations, current			2,980
Operating lease liabilities, current			890
Other liabilities			792
Total identifiable net assets			3,570
Goodwill			¥ (55,462)
Beijing 10, 11 and 12 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration							55,094
Shanghai 19
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration		¥ 62,480
Purchase price		62,480
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		(2,001)
Property and equipment		(372,093)
Operating lease ROU assets		(215,230)
Identifiable intangible assets		(56,100)
Other assets		(18,354)
Accounts payable		360,381
Operating lease liabilities, current		2,676
Operating lease liabilities, non- current		186,532
Deferred tax liabilities		16,322
Other liabilities		69,122
Total identifiable net assets		(28,745)
Goodwill		¥ 33,735
Beijing 9
The identifiable assets acquired and liabilities assumed in the business combination
Fair value of consideration	¥ 793,043
Purchase price	816,969
Contingent consideration	463,496
Effective settlement of pre-existing relationships upon consolidation	(65,706)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	(451)
Accounts receivable	(55,072)
Property and equipment	(403,556)
Operating lease ROU assets	(82,729)
Identifiable intangible assets	(202,500)
Other assets	(70,149)
Accounts payable	16,472
Finance lease and other financing obligations, current	8,028
Operating lease liabilities, current	6,568
Finance lease and other financing obligations, non-current	117,002
Operating lease liabilities, non- current	95,729
Deferred tax liabilities	44,965
Other liabilities	7,151
Total identifiable net assets	(518,542)
Goodwill	208,795
Beijing 9 | Other payables
The identifiable assets acquired and liabilities assumed in the business combination
Contingent consideration							¥ 448,304
Beijing 9 | Consideration not Expected to be paid
The identifiable assets acquired and liabilities assumed in the business combination
Purchase price	811,507
Contingent consideration	¥ 5,462